Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Other (expense) income	$ 32,639,000		$ 1,138,000		$ (19,918,000)
Extinguishment of Debt, Amount	405,000,000
Debt Instrument, Unamortized Discount (Premium), Net	35,502,000	[1]	52,375,000	[1]
Total Debt	3,346,295,000		4,017,375,000
Debt, Current	0		375,000,000
Long-term Debt, Current Maturities	3,346,295,000		3,642,375,000
Derivative, Notional Amount	450,000,000
Maturities of Long-term Debt [Abstract]
2013	0
2014	324,879,000
2015	550,914,000
2016	500,000,000
2017	600,000,000
Thereafter	1,335,000,000
Total	3,310,793,000
Line of Credit Facility, Remaining Borrowing Capacity	1,000,000,000
Term loans
Debt Instrument [Line Items]
Debt Instrument, Face Amount	230,000,000		230,000,000
Notes due 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.875%
Debt Instrument, Face Amount	0		375,000,000
Notes due 2014
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Face Amount	0	[2]	450,000,000	[2]
Notes due 2015
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Face Amount	274,879,000		400,000,000
Notes due 2016
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Debt Instrument, Face Amount	370,914,000		500,000,000
Notes due 2017
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt Instrument, Face Amount	500,000,000		500,000,000
Notes due 2019
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Debt Instrument, Face Amount	300,000,000		300,000,000
Notes due 2022
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Debt Instrument, Face Amount	110,000,000	[3]	110,000,000	[3]
Notes due 2037
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Debt Instrument, Face Amount	500,000,000	[4]	500,000,000	[4]
Debt Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Face Amount	425,000,000	[4]	0	[4]
Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Prime Rate | Notes due 2018
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Debt Instrument, Face Amount	350,000,000		350,000,000
LIBOR
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
LIBOR | Notes due 2018
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.60%
Debt Instrument, Face Amount	$ 250,000,000		$ 250,000,000

[1]	During the first quarter of 2013, we issued $425 million of 6.70% fixed rate notes. Interest is payable quarterly. The notes mature in 2043, but may be redeemed, at our option, in whole or in part, at any time on or after March 7, 2018 at par plus accrued and unpaid interest. We used the net proceeds from the notes to fund the Tender Offer.
[2]	During the first quarter 2013, we completed a cash tender offer (the Tender Offer) for a portion of our 4.875% Notes due 2014 (2014 Notes), our 5.00% Notes due 2015, and our 4.75% Notes due 2016 (the Subject Notes). Holders who validly tendered their notes received the principal amount of the notes tendered, all accrued and unpaid interest and a premium amount. An aggregate $405 million of the Subject Notes were tendered. Subsequently, in the fourth quarter of 2013, we redeemed the remaining outstanding 2014 Notes that were scheduled to mature August 2014 through the exercise of a make-whole provision. In connection with the Tender Offer and the early redemption of the 2014 Notes, we recognized an aggregate net loss of $33 million.At December 31, 2012, we had interest rate swap agreements with an aggregate notional value of $450 million that effectively converted the fixed rate interest payments on the 2014 Notes into variable interest rates. In connection with the Tender Offer, we unwound a portion of these interest rate swap agreements, and in connection with redemption of the remaining outstanding notes in the fourth quarter of 2013, we unwound the remaining interest rate swap agreements. At December 31, 2013, we had no interest rate swaps outstanding.
[3]	These notes may be redeemed, at our option, in whole or in part, at any time on or after November 27, 2015 at par plus accrued interest.
[4]	These notes may be redeemed by bondholders, in whole or in part, at par plus accrued interest, in January 2017.